Expense Example	Delaware Ivy VIP Core Equity Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Core Equity Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Core Equity Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Core Equity Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Mid Cap Growth Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Mid Cap Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Smid Cap Core Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Small Cap Growth Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Small Cap Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Value Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Corporate Bond Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP High Income Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP High Income Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Limited-Term Bond Class II Expense Example, with Redemption, 10 Years	Delaware VIP Global Value Equity Class II Expense Example, with Redemption, 1 Year	Delaware VIP Global Value Equity Class II Expense Example, with Redemption, 3 Years	Delaware VIP Global Value Equity Class II Expense Example, with Redemption, 5 Years	Delaware VIP Global Value Equity Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Global Growth Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP International Core Equity Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Asset Strategy Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Balanced Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Energy Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Energy Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Natural Resources Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Science and Technology Class I Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Science and Technology Class II Expense Example, with Redemption, 10 Years	Delaware VIP Real Estate Securities Class II Expense Example, with Redemption, 1 Year	Delaware VIP Real Estate Securities Class II Expense Example, with Redemption, 3 Years	Delaware VIP Real Estate Securities Class II Expense Example, with Redemption, 5 Years	Delaware VIP Real Estate Securities Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Aggressive Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderate Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Conservative Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Expense Example, with Redemption, 10 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 1 Year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 3 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 5 Years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Expense Example, with Redemption, 10 Years
USD ($)	97	316	552	1,231	102	318	552	1,225	87	286	502	1,125	112	365	637	1,414	124	387	670	1,477	91	292	511	1,139	116	371	645	1,428	103	322	558	1,236	82	255	444	990	68	214	373	835	94	293	509	1,131	83	261	454	1,013	106	337	587	1,303	115	383	670	1,490	119	374	648	1,431	63	231	413	940	89	308	544	1,224	108	339	589	1,305	100	312	542	1,201	125	390	676	1,489	127	397	686	1,511	94	293	509	1,131	119	372	644	1,420	123	420	739	1,643	97	303	525	1,166	80	249	433	966	79	246	428	954	88	274	477	1,061	85	265	460	1,025	98	306	531	1,178	108	337	585	1,294	123	384	665	1,466